RISK MANAGEMENT (Details 5) - USD $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative Instruments (adjusted to market)	$ 4,010
Deposits	2,390
Loans	254,590
Financial investments
Total Exposure	$ 260,990
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Bolivia
Disclosure of detailed information about financial instruments [line items]
Classification	3
Derivative Instruments (adjusted to market)
Deposits
Loans	60
Financial investments
Total Exposure	$ 60
Credit Risk [Member] | Foreign Derivative Contracts [Member] | China
Disclosure of detailed information about financial instruments [line items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits
Loans	243,950
Financial investments
Total Exposure	$ 243,950
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Italia
Disclosure of detailed information about financial instruments [line items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	2,380
Loans	780
Financial investments
Total Exposure	$ 3,160
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Mexico
Disclosure of detailed information about financial instruments [line items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	10
Loans
Financial investments
Total Exposure	$ 10
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Panama
Disclosure of detailed information about financial instruments [line items]
Classification	2
Derivative Instruments (adjusted to market)	$ 630
Deposits
Loans
Financial investments
Total Exposure	$ 630
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Peru
Disclosure of detailed information about financial instruments [line items]
Classification	2
Derivative Instruments (adjusted to market)	$ 3,380
Deposits
Loans
Financial investments
Total Exposure	$ 3,380
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Tailandia
Disclosure of detailed information about financial instruments [line items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits
Loans	310
Financial investments
Total Exposure	$ 310
Credit Risk [Member] | Foreign Derivative Contracts [Member] | Turquia
Disclosure of detailed information about financial instruments [line items]
Classification	3
Derivative Instruments (adjusted to market)
Deposits
Loans	9,490
Financial investments
Total Exposure	$ 9,490